ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2014
Guarantees [Abstract]
ACCRUED WARRANTY COSTS
13.	ACCRUED WARRANTY COSTS

The Group’s warranty activity is summarized below:

	For the year ended December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Beginning balance	177,869	181,406	29,237
Warranty provision	41,327	42,073	6,781
Warranty reversal	(12,875)	(12,749)	(2,055)
Warranty claims	(24,915)	(34,394)	(5,543)

Ending balance	181,406	176,336	28,420